Convertible Debt Instruments (Tables) - Convertible debt instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Schedule of changes in the convertible debt instruments

Convertible loans
(USD in thousands)
Carrying amount at January 1, 2018	$—
Amount received in 2018	7,998
Fair value adjustment included in finance expenses	684
Currency adjustment	(113)
Carrying amount at December 31, 2018	8,569
Amount received in 2019	152
Fair value adjustment included in finance expenses	1,183
Currency adjustment	(209)
Converted to equity during 2019	(9,695)
Carrying amount at December 31, 2019	$—

Schedule of inputs used in the valuation of convertible debt instruments

Assumption
applied
DKK/USD exchange rate	0.154
Discount rate	Convertible Debt 1 – 39%
Convertible Debt 2 – 25%
Probability of a qualifying financing event taking place	95%
Evaxion share price	$207

Schedule of sensitivity analysis of the convertible debt instruments

	Impact on	Impact on
	Convertible Debt 1	Convertible Debt 2
	(USD in thousands)
Exchange rate increased by 5%	$(48)	$(272)
Exchange rate decreased by 5%	$48	$272
Discount rate decreased by 3%	$(24)	$(85)
Financing Event probability decreased by 25%	$(100)	$(40)
Share price increased by 10%	$(10)	$(39)
Share price decreased by 10%	$10	$39